CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 31,677	$ 88,157
Available-for-sale investments	4,549
Held-to-maturity investments	108,923
Prepayments and other current assets	1,349	947
Total current assets	147,073	89,940
Property and equipment, net	444	490
Intangible assets	31
Prepayments and other non-current assets	3,960	3,297
Security deposits	103	104
Operating lease right-of-use asset, net	521	811
TOTAL ASSETS	152,132	94,642
Current liabilities
Accrued expenses and other liabilities	5,761	3,325
Other payables to related parties	$ 13
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties
Operating lease liabilities - current	$ 276	308
Total current liabilities	6,050	3,633
Non-current liabilities
Operating lease liabilities - non-current	261	578
TOTAL LIABILITIES	6,311	4,211
Shareholders' equity
Ordinary shares, par value of US$0.0001 per share; 400,000,000 shares authorized; 29,184,475 and 31,857,802 shares issued; 29,149,444 and 31,826,549 shares outstanding as of December 31, 2023 and 2024, respectively	3	3
Additional paid-in capital	254,125	162,305
Accumulated other comprehensive loss	(660)	(374)
Accumulated deficit	(107,647)	(71,503)
Total shareholders' equity	145,821	90,431
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	152,132	94,642
Nonrelated parties
Current Assets
Other Receivables	$ 575	818
Related parties
Current Assets
Other Receivables		$ 18